Note 21 - Property and Equipment (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Property and Equipment (IFRS 16) [Domain Member] | Cost of acquisition [Member]
Property and Equipment [Line Items]
Property and equipment, beginning of period	€ 6,382	€ 6,743
Changes in the group of consolidated companies	(165)	139
Additions (IAS 16)	740	465
Transfers	(40)	(53)
Reclassifications (to)/from "held for sale"	(11)	(538)
Disposals	462	569
Exchange rate changes	58	195
Property and equipment, end of period	9,686	6,382
Property and Equipment (IFRS 16) [Domain Member] | Accumulated depreciation and impairment [Member]
Property and Equipment [Line Items]
Accumulated depreciation and impairment, beginning of period	3,960	4,080
Changes in the group of consolidated companies	(43)	27
Depreciation (IAS 16)	1,049	430
Transfers	(10)	30
Reclassifications (to)/from "held for sale"	(5)	(277)
Disposals	341	426
Exchange rate changes	32	125
Impairment losses	112	9
Reversals of impairment losses	0	37
Accumulated depreciation and impairment, end of period	4,756	3,960
Owner occupied properties [Member] | Cost of acquisition [Member]
Property and Equipment [Line Items]
Property and equipment, beginning of period	778	1,387
Changes in the group of consolidated companies	0	0
Additions (IAS 16)	8	11
Transfers	(56)	(8)
Reclassifications (to)/from "held for sale"	0	(478)
Disposals	75	134
Exchange rate changes	1	1
Property and equipment, end of period	656	778
Owner occupied properties [Member] | Accumulated depreciation and impairment [Member]
Property and Equipment [Line Items]
Accumulated depreciation and impairment, beginning of period	328	579
Changes in the group of consolidated companies	5	0
Depreciation (IAS 16)	18	28
Transfers	(31)	(13)
Reclassifications (to)/from "held for sale"	0	(215)
Disposals	16	17
Exchange rate changes	0	1
Impairment losses	20	3
Reversals of impairment losses	0	37
Accumulated depreciation and impairment, end of period	325	328
Furniture and equipment [Member] | Cost of acquisition [Member]
Property and Equipment [Line Items]
Property and equipment, beginning of period	2,602	2,473
Changes in the group of consolidated companies	(165)	141
Additions (IAS 16)	111	150
Transfers	15	(4)
Reclassifications (to)/from "held for sale"	(11)	(30)
Disposals	190	291
Exchange rate changes	19	164
Property and equipment, end of period	2,380	2,602
Furniture and equipment [Member] | Accumulated depreciation and impairment [Member]
Property and Equipment [Line Items]
Accumulated depreciation and impairment, beginning of period	1,862	1,800
Changes in the group of consolidated companies	(49)	28
Depreciation (IAS 16)	199	206
Transfers	(4)	48
Reclassifications (to)/from "held for sale"	(4)	(40)
Disposals	180	281
Exchange rate changes	15	99
Impairment losses	2	3
Reversals of impairment losses	0	0
Accumulated depreciation and impairment, end of period	1,841	1,862
Leasehold improvements [Member] | Cost of acquisition [Member]
Property and Equipment [Line Items]
Property and equipment, beginning of period	2,860	2,743
Changes in the group of consolidated companies	0	(2)
Additions (IAS 16)	49	155
Transfers	116	106
Reclassifications (to)/from "held for sale"	0	(27)
Disposals	82	144
Exchange rate changes	19	29
Property and equipment, end of period	2,961	2,860
Leasehold improvements [Member] | Accumulated depreciation and impairment [Member]
Property and Equipment [Line Items]
Accumulated depreciation and impairment, beginning of period	1,770	1,702
Changes in the group of consolidated companies	0	(1)
Depreciation (IAS 16)	217	197
Transfers	(16)	(5)
Reclassifications (to)/from "held for sale"	0	(22)
Disposals	66	128
Exchange rate changes	16	24
Impairment losses	5	3
Reversals of impairment losses	0	0
Accumulated depreciation and impairment, end of period	1,927	1,770
Construction-in-progress [Member] | Cost of acquisition [Member]
Property and Equipment [Line Items]
Property and equipment, beginning of period	142	139
Changes in the group of consolidated companies	0	0
Additions (IAS 16)	160	150
Transfers	(147)	(147)
Reclassifications (to)/from "held for sale"	0	(2)
Disposals	0	0
Exchange rate changes	1	1
Property and equipment, end of period	155	142
Construction-in-progress [Member] | Accumulated depreciation and impairment [Member]
Property and Equipment [Line Items]
Accumulated depreciation and impairment, beginning of period	0	0
Changes in the group of consolidated companies	0	0
Depreciation (IAS 16)	0	0
Transfers	0	0
Reclassifications (to)/from "held for sale"	0	0
Disposals	0	0
Exchange rate changes	0	0
Impairment losses	0	0
Reversals of impairment losses	0	0
Accumulated depreciation and impairment, end of period	0	0
Total Property and equipment (IAS 16) [Member] | Cost of acquisition [Member]
Property and Equipment [Line Items]
Property and equipment, beginning of period	6,382	6,743
Changes in the group of consolidated companies	(165)	139
Additions (IAS 16)	327	465
Transfers	(72)	(53)
Reclassifications (to)/from "held for sale"	(11)	(538)
Disposals	347	569
Exchange rate changes	39	195
Property and equipment, end of period	6,153	6,382
Total Property and equipment (IAS 16) [Member] | Accumulated depreciation and impairment [Member]
Property and Equipment [Line Items]
Accumulated depreciation and impairment, beginning of period	3,960	4,080
Changes in the group of consolidated companies	(44)	27
Depreciation (IAS 16)	434	430
Transfers	(51)	30
Reclassifications (to)/from "held for sale"	(5)	(277)
Disposals	262	426
Exchange rate changes	32	125
Impairment losses	27	9
Reversals of impairment losses	0	37
Accumulated depreciation and impairment, end of period	4,093	€ 3,960
Right-of-use for leased assets (IFRS 16) [Member] | Cost of acquisition [Member]
Property and Equipment [Line Items]
Impact form the implementation of IFRS 16	3,185
Additions (IFRS 16)	413
Transfers	32
Reclassifications (to)/from "held for sale"	0
Disposals	115
Exchange rate changes	19
Property and equipment, end of period	3,533
Right-of-use for leased assets (IFRS 16) [Member] | Accumulated depreciation and impairment [Member]
Property and Equipment [Line Items]
Changes in the group of consolidated companies	1
Depreciation (IFRS 16)	615
Transfers	41
Reclassifications (to)/from "held for sale"	0
Disposals	79
Exchange rate changes	0
Impairment losses	85
Reversals of impairment losses	€ 0